united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 06/30/18

Item 1. Reports to Stockholders.

BTS Tactical Fixed Income Fund

Semi-Annual Report
June 30, 2018

1-877-BTS-9820
(1-877-287-9820)

www.btsfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the BTS Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Valued Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS Tactical Fixed Income Fund (the “Fund”) and take a moment to review developments related to the Fund, including strategies we’ve employed, recent returns and our vision for the remainder of 2018.

Before I address Fund performance, I think it is important to provide a summary of the market environment and volatility the Fund was required to navigate in the first half of 2018, including early volatility stemming from speculation surrounding the new tax law, multiple interest rate hikes, announcements about tariffs on imported goods, and general inflationary concerns.

While there is plenty of data to demonstrate the early 2018 volatility, one of the more telling data sets comes after reviewing the 10-year treasury yield. The 10-year spiked quicker than expected during the first quarter of 2018, rapidly moving from 2.32% to as high as 2.94% in early March of 2018, before stabilizing at around 2.87%. During this period, yield spreads widened marginally and stocks experienced significant sell-offs and short-term rebounds. While the range of 2.32%-2.94% by itself may not be considered noteworthy, a review of how quickly the increase happened in the appropriate context offers a clear demonstration of the volatility present in early 2018.

For the Fund specifically, after a short-term allocation to high yield bonds in early 2018 and the subsequent defensive position to money market instruments, the Fund was allocated to the high yield sector again from April 12, 2018 through the close of June 30, 2018. As of June 30, 2018, these allocations have generated a Fund return of -3.83% (Class A NAV), compared to its benchmark, the Bloomberg Barclays US Aggregate Bond Index, which returned -1.62%.

The Fund underperformed its benchmark, in part, due to the early 2018 volatility that generated a short-term allocation to high yields, and the relatively short-term weakness that ensued following the second allocation to high yields on April 12, 2018. While the initial weakness in high yields after the second allocation impacted performance, the Fund remained invested as model indicators signaled it as short-term weakness. Specifically, BTS identified that high yield bonds and stocks were correlated since the January 2018 high and during the formation of the second low in early April. Because stocks moved back toward their 2018 high during this period, the high yield sector found solid support that limited losses and kept the models positive.

As for outlook, while it is possible that the higher rates on inflation data may invert the yield curve and bring on recession during the coming months, causing a risk to principal (with a move toward the 3.25%-3.5% range, all fixed income could contract on the basis of a higher 10-year yield), we are confident that, based on our current model readings and the apparent trend and momentum that has started to develop as of the date of this letter, the fact that the model remained positive during the Q2 short-term weakness may prove to serve the Fund well. Should high yields contract, however, our models are designed to take a timely defensive approach in order to try and preserve capital.

In general, we continue to believe at our core that an ‘unconstrained approach’, wherein BTS can go to cash to preserve capital and take a limited short position in an attempt to enhance returns, continues to make sense during periods of volatility. A short position involves the sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value. BTS’ fluid model approach is designed to be cognizant of periods of volatility and to invest on confirmation of strong price trends. Consequently, our indicators place investor assets upon confirmation of stronger underpinnings, and move defensively during volatility in the financial markets and bond sectors.

Whenever trading and investing systems seek preservation of capital there may be times of defense investing wherein returns are missed in preference for safety of assets. In the long run, over 38 years of investing with this type of strategy with BTS Indicators, our investment team has created competitive returns through an ‘unconstrained approach’ rather than passive investing

Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

Thank you for choosing the BTS Tactical Fixed Income Fund and good luck for the remainder of 2018!

Sincerely,

Matthew Pasts CMT

CEO, BTS Asset Management

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

7386-NLD-08/13/2018

BTS Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ending June 30, 2018, compared to its benchmark:

			Annualized
					Since	Since	Since	Since
	Six Month	One Year	Five Year	Ten Year	Inception (a)	Inception (b)	Inception (c)	Inception (d)
BTS Tactical Fixed Income Fund Class A	(3.83)%	(4.08)%	2.39%	7.51%	8.43%	N/A	N/A	N/A
BTS Tactical Fixed Income Fund Class A (with load)	(8.61)%	(8.85)%	1.33%	6.96%	8.13%	N/A	N/A	N/A
BTS Tactical Fixed Income Fund Class C	(4.10)%	(4.82)%	1.63%	N/A	N/A	1.58%	N/A	N/A
BTS Tactical Fixed Income Fund Class I	(3.62)%	(3.80)%	N/A	N/A	N/A	N/A	2.79%	N/A
BTS Tactical Fixed Income Fund Class R	(3.86)%	(4.32)%	N/A	N/A	N/A	N/A	N/A	2.28%
Bloomberg Barclays Capital U.S. Aggregate Bond Index **	(1.62)%	(0.40)%	2.27%	3.72%	4.88%	1.92%	1.37%	1.40%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total operating expenses, as stated in the fee tables of the Fund’s May 1, 2018 prospectus is 1.80%, 2.55%, 1.55% and 2.05% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.00% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). For performance information current to the most recent month-end, please call 1-877-287-9820.

**	The Bloomberg Barclays Capital U.S. Aggregate Bond Index (the “Index”) is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Inception date for Class A is January 1, 2000. Class A does not have performance as a mutual fund prior to May 31, 2013. The prior performance shown above is for the Fund’s predecessor limited liability company (BTS Tactical Fixed Income Fund LLC, formerly known as BTS Asset Allocation/High Yield Fund LLC). The prior performance is net of management fees and other expenses. The predecessor limited liability company had been managed in the same style and by the same portfolio manager since the predecessor limited liability company’s inception on January 1, 2000. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company’s investment goals, policies, guidelines and restrictions. The following information shows the predecessor limited liability company’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company. From its inception on January 1, 2000 through May 31, 2013, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act, which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited liability company was not subject to sales loads that would have adversely affected performance. The predecessor limited liability company’s past performance is not necessarily an indication of how the BTS Tactical Fixed Income Fund will perform in the future.

(b)	Inception date for Class C is May 31, 2013.

(c)	Inception date for Class I is May 27, 2015.

(d)	Inception date for Class R is May 5, 2015.

Portfolio Composition as of June 30, 2018

Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	99.0%
Money Market Fund	1.0%
Liabilities in Excess of Other Assets	(0.0)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

BTS Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.0%
	DEBT FUNDS - 99.0%
3,712,788	iShares iBoxx $High Yield Corporate Bond ETF	$315,884,003
12,936,950	SPDR Bloomberg Barclays High Yield Bond ETF	459,002,986
301,386	Xtrackers USD High Yield Corporate Bond ETF	14,801,067
	TOTAL EXCHANGE TRADED FUNDS (Cost $802,619,137)	789,688,056

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
8,256,795	Fidelity Investments Money Market Funds - Institutional Class, 1.77% *	8,256,795
	TOTAL MONEY MARKET FUNDS (Cost $8,256,795)

	TOTAL INVESTMENTS - 100.0% (Cost $810,875,932)	$797,944,851
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(277,361)
	NET ASSETS - 100.0%	$797,667,490

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

BTS Tactical Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

ASSETS
Investment securities:
At cost	$810,875,932
At value	$797,944,851
Receivable for Fund shares sold	1,357,295
Dividends and interest receivable	19,034
Prepaid expenses and other assets	205,757
TOTAL ASSETS	799,526,937

LIABILITIES
Payable for Fund shares redeemed	976,276
Investment advisory fees payable	673,624
Distribution (12b-1) fees payable	131,829
Payable to related parties	65,414
Accrued expenses and other liabilities	12,304
TOTAL LIABILITIES	1,859,447
NET ASSETS	$797,667,490

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$840,730,373
Undistributed net investment loss	(262,545)
Accumulated net realized loss from security transactions	(29,869,257)
Net unrealized depreciation of investments	(12,931,081)
NET ASSETS	$797,667,490

Net Asset Value Per Share:
Class A Shares:
Net Assets	$183,960,351
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	18,648,342
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.86
Maximum offering price per share (Maximum sales charge of 5.00%) (1)	$10.38

Class C Shares:
Net Assets	$107,258,235
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,919,671
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.82

Class I Shares:
Net Assets	$497,658,265
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	50,598,452
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.84

Class R Shares:
Net Assets	$8,790,639
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	892,511
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.85

(1)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME
Dividends	$11,236,912
Interest	1,596,017
TOTAL INVESTMENT INCOME	12,832,929

EXPENSES
Investment advisory fees	4,307,274
Distribution (12b-1) fees, Class A shares	245,880
Distribution (12b-1) fees, Class C shares	568,794
Distribution (12b-1) fees, Class R shares	22,792
Administrative services fees	465,298
Shareholder service fees	99,179
Transfer agent fees	89,260
Registration fees	37,192
Printing and postage expenses	29,753
Custodian fees	23,803
Compliance officer fees	19,445
Accounting services fees	11,901
Legal fees	9,917
Audit fees	7,935
Trustees fees and expenses	7,935
Insurance expense	7,439
Other expenses	7,439
TOTAL EXPENSES	5,961,236

NET INVESTMENT INCOME	6,871,693

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from security transactions	(28,054,788)
Net change in unrealized depreciation of investments	(12,931,081)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(40,985,869)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,114,176)

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017

FROM OPERATIONS
Net investment income	$6,871,693	$23,051,952
Net realized gain (loss) from investments	(28,054,788)	263,914
Net change in unrealized depreciation of investments	(12,931,081)	(5,358,637)
Net increase (decrease) in net assets resulting from operations	(34,114,176)	17,957,229

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,559,366)	(7,010,861)
Class C	(526,649)	(1,822,178)
Class I	(4,984,382)	(14,142,858)
Class R	(63,841)	(184,466)
From distributions to shareholders	(7,134,238)	(23,160,363)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	41,429,468	171,075,799
Class C	17,209,412	59,417,881
Class I	172,801,710	459,163,472
Class R	1,093,119	6,343,445
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	1,420,424	6,177,719
Class C	475,224	1,662,969
Class I	4,462,090	12,482,885
Class R	61,895	175,260
Redemption fee proceeds:
Class A	—	11,494
Class C	—	2,580
Class I	—	9,315
Class R	—	114
Payments for shares redeemed:
Class A	(82,569,620)	(199,896,525)
Class C	(24,456,913)	(23,163,553)
Class I	(205,767,553)	(143,980,516)
Class R	(1,416,382)	(1,411,330)
Net increase (decrease) in net assets from shares of beneficial interest	(75,257,126)	348,071,009

TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,505,540)	342,867,875

NET ASSETS
Beginning of Period	914,173,030	571,305,155
End of Period *	$797,667,490	$914,173,030
* Includes undistributed net investment income (loss) of:	$(262,545)	$—

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
SHARE ACTIVITY
Class A:
Shares sold	4,093,795	16,312,408
Shares reinvested	143,228	589,580
Shares redeemed	(8,132,118)	(19,021,109)
Net decrease in shares of beneficial interest outstanding	(3,895,095)	(2,119,121)

Class C:
Shares sold	1,702,135	5,703,829
Shares reinvested	48,246	159,355
Shares redeemed	(2,440,056)	(2,224,367)
Net increase (decrease) in shares of beneficial interest outstanding	(689,675)	3,638,817

Class I:
Shares sold	17,095,472	43,726,939
Shares reinvested	450,987	1,195,233
Shares redeemed	(20,503,659)	(13,733,804)
Net increase (decrease) in shares of beneficial interest outstanding	(2,957,200)	31,188,368

Class R:
Shares sold	108,473	603,993
Shares reinvested	6,258	16,759
Shares redeemed	(140,901)	(135,019)
Net increase (decrease) in shares of beneficial interest outstanding	(26,170)	485,733

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund - Class A
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013 (1)

Net asset value, beginning of period	$10.34		$10.32	$9.52	$9.83	$9.79	$10.00
Activity from investment operations:
Net investment income (2)	0.07		0.31	0.35	0.06	0.15	0.26
Net realized and unrealized gain (loss) on investments	(0.47)		(0.01)	0.95	(0.29)	0.10	(0.32	) (8)
Total from investment operations	(0.40)		0.30	1.30	(0.23)	0.25	(0.06)
Paid-in-capital from redemption fees (2)	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less distributions from:
Net investment income	(0.08)		(0.28)	(0.29)	(0.06)	(0.18)	(0.14)
Net realized gains	—		—	(0.20)	(0.02)	(0.03)	(0.02)
Return of capital	—		—	(0.01)	—	—	—
Total distributions	(0.08)		(0.28)	(0.50)	(0.08)	(0.21)	(0.16)
Net asset value, end of period	$9.86		$10.34	$10.32	$9.52	$9.83	$9.79
Total return (4)	(3.83	)% (5)	2.86%	13.79%	(2.31)%	2.61%	(0.48	)% (5)
Net assets, at end of period (000’s)	$183,960		$233,069	$254,435	$101,489	$98,360	$66,686
Ratio of net expenses to average net assets (7)	1.44	% (6)	1.45%	1.50%	1.58%	1.64%	1.78	% (6)
Ratio of net investment income to average net assets (7,9)	1.49	% (6)	2.98%	3.39%	0.58%	1.50%	4.59	% (6)
Portfolio Turnover Rate	108	% (5)	66%	180%	660%	190%	17	% (5)

(1)	Class A shares commenced operations May 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended December 31, 2013, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating values for the Fund’s portfolio.

(9)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund - Class C
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013 (1)

Net asset value, beginning of period	$10.30		$10.26	$9.44	$9.77	$9.77	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.04		0.22	0.27	0.01	(0.04)	0.28
Net realized and unrealized gain (loss) on investments	(0.47)		—	0.95	(0.30)	0.22	(0.36	) (8)
Total from investment operations	(0.43)		0.22	1.22	(0.29)	0.18	(0.08)
Paid-in-capital from redemption fees (2)	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)
Less distributions from:
Net investment income	(0.05)		(0.18)	(0.19)	(0.02)	(0.15)	(0.13)
Net realized gains	—		—	(0.20)	(0.02)	(0.03)	(0.02)
Return of capital	—		—	(0.01)	—	—	—
Total distributions	(0.05)		(0.18)	(0.40)	(0.04)	(0.18)	(0.15)
Net asset value, end of period	$9.82		$10.30	$10.26	$9.44	$9.77	$9.77
Total return (4)	(4.10	)% (5)	2.13%	12.94%	(3.02)%	1.84%	(0.67	)% (5)
Net assets, at end of period (000’s)	$107,258		$119,524	$81,758	$36,933	$23,278	$1,654
Ratio of net expenses to average net assets (7)	2.19	% (6)	2.20%	2.25%	2.33%	2.39%	2.53	% (6)
Ratio of net investment income (loss) to average net assets (7,9)	0.79	% (6)	2.14%	2.60%	0.08%	(0.39)%	6.20	% (6)
Portfolio Turnover Rate	108	% (5)	66%	180%	660%	190%	17	% (5)

(1)	Class C shares commenced operations May 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended December 31, 2013, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating values for the Fund’s portfolio.

(9)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund - Class I
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the
	June 30, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015 (1)

Net asset value, beginning of period	$10.31		$10.31	$9.52	$10.01
Activity from investment operations:
Net investment income (2)	0.09		0.32	0.39	0.24
Net realized and unrealized gain (loss) on investments	(0.46)		0.01	0.94	(0.65)
Total from investment operations	(0.37)		0.33	1.33	(0.41)
Paid-in-capital from redemption fees (2)	—		0.00 (3)	0.00 (3)	0.00	(3)
Less distributions from:
Net investment income	(0.10)		(0.33)	(0.33)	(0.06)
Net realized gains	—		—	(0.20)	(0.02)
Return of capital	—		—	(0.01)	—
Total distributions	(0.10)		(0.33)	(0.54)	(0.08)
Net asset value, end of period	$9.84		$10.31	$10.31	$9.52
Total return (4)	(3.62	)% (5)	3.16%	14.06%	(4.08	)% (5)
Net assets, at end of period (000’s)	$497,658		$552,096	$230,651	$42,039
Ratio of net expenses to average net assets (7)	1.19	% (6)	1.20%	1.25%	1.33	% (6)
Ratio of net investment income to average net assets (7,8)	1.80	% (6)	3.06%	3.71%	4.12	% (6)
Portfolio Turnover Rate	108	% (5)	66%	180%	660	% (5)

(1)	Class I shares commenced operations May 27, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund - Class R
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		For the	For the
	June 30, 2018		Year Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2017		December 31, 2016	December 31, 2015 (1)

Net asset value, beginning of period	$10.32		$10.31		$9.51	$9.99
Activity from investment operations:
Net investment income (2)	0.06		0.26		0.35	0.26
Net realized and unrealized gain (loss) on investments	(0.46)		(0.00	) (3)	0.93	(0.67)
Total from investment operations	(0.40)		0.26		1.28	(0.41)
Paid-in-capital from redemption fees (2,3)	—		0.00		0.00	0.00
Less distributions from:
Net investment income	(0.07)		(0.25)		(0.27)	(0.05)
Net realized gains	—		—		(0.20)	(0.02)
Return of capital	—		—		(0.01)	—
Total distributions	(0.07)		(0.25)		(0.48)	(0.07)
Net asset value, end of period	$9.85		$10.32		$10.31	$9.51
Total return (4)	(3.86	)% (5)	2.55%		13.55%	(4.09	)% (5)
Net assets, at end of period (000’s)	$8,791		$9,484		$4,462	$282
Ratio of net expenses to average net assets (7)	1.69	% (6)	1.70%		1.75%	1.83	% (6)
Ratio of net investment income to average net assets (7,8)	1.29	% (6)	2.52%		3.36%	4.01	% (6)
Portfolio Turnover Rate	108	% (5)	66%		180%	660	% (5)

(1)	Class R shares commenced operations May 5, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2018

1.	ORGANIZATION

BTS Tactical Fixed Income Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on May 31, 2013. The investment objective of the Fund is to seek to provide total return.

The Fund currently offers four classes of shares: Class A shares, Class C shares, Class I shares and Class R shares. Class A shares and Class C shares commenced operations on May 31, 2013, Class I shares commenced operations on May 27, 2015 and Class R shares commenced operations on May 5, 2015. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares, Class I shares and Class R shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the

BTS Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

BTS Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2018 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$789,688,056	$—	$—	$789,688,056
Short-Term Investments	8,256,795	—	—	8,256,795
Total Investments	$797,944,851	$—	$—	$797,944,851

The Fund did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on the Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended 2015 to 2017, or expected to be taken in the Fund’s 2018 year-end tax return. The Fund identified its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Fund may make significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

BTS Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,732,008,593 and $901,334,668, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Advisor earned advisory fees of $4,307,274.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) at least until April 30, 2019, so that the total annual operating expenses of the Fund do not exceed 2.00%, 2.75%, 1.75%, and 2.25% of the average daily net assets of each of the Fund’s Class A, Class C, Class I, and Class R shares, respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived. For the six months ended June 30, 2018 the advisor did not waive any fees or reimburse any expenses pursuant to the Waiver Agreement.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, for Class A, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay an annual rate of 0.25% of the average daily net assets of the Fund’s Class A shares, 1.00% of the average daily net assets for the Fund’s Class C shares, and 0.50% of the average daily net assets for the Fund’s Class R shares for distribution and shareholder service activities. For the six months ended June 30, 2018, the Fund incurred distribution fees of $245,800, $568,794 and $22,792 for Class A, Class C, and Class R, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended June 30, 2018, the Distributor received $334,610 in underwriting commissions for sales of the Fund’s Class A shares, of which $39,654 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

BTS Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$ 810,875,932	$ —	$ (12,931,081)	$ (12,931,081)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2017 and December 31, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2017	December 31, 2016
Ordinary Income	$23,160,363	$22,357,878
Return of Capital	—	581,787
	$23,160,363	$22,939,665

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed		Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term		Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Post October Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(502,523)	$(1,311,946)	$—	$—	$(1,814,469)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $502,523.

At December 31, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$1,311,946	$—	$1,311,946

Permanent book and tax differences, primarily attributable to distribution reclasses for tax purposes, resulted in reclassification for the year ended December 31, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(108,411)	$108,411	$—

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond ETF (the “iShares Portfolio”). The iShares Portfolio seeks to track the investment results of an index composed of U.S dollar-denominated, high yield corporate bonds. The Fund may redeem its investment from the iShares Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Portfolio. The financial statements of the iShares Portfolio, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2018 the percentage of the Fund’s net assets invested in the iShares Portfolio was 39.60%.

BTS Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

The Fund currently invests a portion of its assets in the SPDR Bloomberg Barclays High Yield Bond ETF (the “SPDR Portfolio”). The SPDR Portfolio seeks to provide investment results that correspond generally to the price and yield performance of the Bloomberg Barclays High Yield Very Liquid Index. The Fund may redeem its investment from the SPDR Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the SPDR Portfolio. The financial statements of the SPDR Portfolio, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2018 the percentage of the Fund’s net assets invested in the SPDR Portfolio was 57.5%.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2018, NFS LLC held approximately 27.05% of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by NFS LLC are also owned beneficially by any party who would be presumed to control the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

BTS Tactical Fixed Income Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2018

Example

As a shareholder of the Fund, you will pay (1) transaction costs (loads and redemption fees) and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period in a fund and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	1/1/18	6/30/18	Period *	6/30/18	Period *
BTS Tactical Fixed Income Fund – Class A	1.44%	$1,000.00	$962.70	$ 7.01	$1,017.65	$ 7.20
BTS Tactical Fixed Income Fund – Class C	2.19%	$1,000.00	$959.00	$ 10.64	$1,013.93	$ 10.94
BTS Tactical Fixed Income Fund – Class I	1.19%	$1,000.00	$963.80	$ 5.79	$1,018.89	$ 5.96
BTS Tactical Fixed Income Fund – Class R	1.69%	$1,000.00	$961.40	$ 8.22	$1,016.41	$ 8.45

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR
BTS Asset Management, Inc.
420 Bedford Street Suite 340
Lexington, MA 02420

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/6/18